Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		4 Months Ended	6 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	May 12, 2011 Former Cfo (Member)	Jun. 30, 2012 Issuance Of Shares Under Equity Incentive Plan [Member]	Jan. 17, 2012 Issuance Of Shares Under Equity Incentive Plan [Member]	Feb. 07, 2011 Chief Executive Officer (Member)	Feb. 07, 2014 Chief Executive Officer (Member)	Feb. 07, 2013 Chief Executive Officer (Member)	Feb. 07, 2012 Chief Executive Officer (Member)
Related Party Transaction [Line Items]
Grant Date Fair Value			$ 2.3		$ 0.9
Shares issued under share based compensation			248,000	1,360,000
Stock-based compensation	$ 1,402	$ 628
Granted	1,360,000		80,000			420,000
Vested in period				1,360,000			140,000	140,000	140,000